Summary of Significant Accounting Policies (Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Assets with foreclosure elections	$ 578,100
Operating loss carryforwards		$ 902,900
Total income tax (expense) benefit	10,166	(7,639)	$ (3,912)
Provision adjustment	2,800
Taxable REIT Subsidiaries
Entity Information [Line Items]
Operating loss carryforwards	15,600	3,200
Assets owned taxable subsidiaries	603,900
Current tax benefit (expense)	9,751	(7,639)	(3,912)
Deferred tax benefit (expense)	0	0	0
Total income tax (expense) benefit	9,751	(7,639)	(3,912)
REIT income tax benefit	400
Income (loss) of subsidiaries	(49,400)	17,000	19,300
Income taxes paid	200	8,400	$ 1,300
Deferred tax assets	66,498	53,910
Valuation allowance	(66,498)	(53,910)
Net deferred tax assets (liabilities)	0	0
Real estate asset basis differences	29,700	40,000
Other credits	3,300
Deferred expenses and other items	$ 17,900	$ 10,700